RECAPITALIZATION (Details Narrative) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 22, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 22, 2021 £ / shares	Feb. 18, 2020 $ / shares	Feb. 18, 2020 £ / shares
Cash and Cash Equivalents, at Carrying Value | $		$ 28,632		$ 11,990	$ 5,031
Assets | $		66,458		$ 49,099	40,826
Warrants exercisable				234,635
Exercise price of warrants | (per share)	$ 1.51						£ 1.10	$ 1.37	£ 100
Representative units	240,000
Shares exercisable date	Aug. 28, 2023
Fair Value Adjustment of Warrants | $	$ 1,698	(4,531)			$ (2,967)	$ 465
Loss on issuance of securities in recapitalization transaction | $		$ 6,905
L O A C Advisor [Member]
Representative units	240,000
Shares exercisable date	Aug. 28, 2023
Warrants description	exercisable at $11.50 per unit or $1.39 per common shares of the Company. Each unit can be exercised for both 8.28465 common shares, exercising into 1,988,316 common shares of the Company and a warrant to purchase 3.76575 common shares at an exercise price of $1.53 per common share into 903,870 common shares of the Company.
Investors [Member]
Warrants issued	7,530,000
Backstop Warrants [Member]
Exercise price of warrants | $ / shares	$ 0.0034
Fair Value Adjustment of Warrants | $	$ 12,854
Public Warrant [Member]
Warrants issued	4,000,000
Warrant term	5 years
Warrants exercisable	15,063,000
Exercise price of warrants | $ / shares	$ 1.53
Private Warrant [Member]
Warrants issued	320,000
Warrant term	5 years
Warrants exercisable	1,205,040
Exercise price of warrants | $ / shares	$ 1.53
Common Stock [Member]
Warrants issued	7,530,000
L O A C [Member]
Stock Issued During Period, Shares, Acquisitions	7.5315
Cash and Cash Equivalents, at Carrying Value | $	$ 11,500
Equity Method Investment, Ownership Percentage	100.00%
Exercise price of warrants | (per share)	$ 1.51						£ 1.10
L O A C [Member] | L O A C Shareholders And Associated Investors [Member]
Stock Issued During Period, Shares, Acquisitions	31,048,192
L O A C [Member] | Backstop Warrants [Member]
Assets | $	$ 11,543
Debt Issuance Costs, Net | $	$ 16,683